iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .6%
Aptiv PLC
(a)
............................. 49,167 $ 3,724,400
BorgWarner, Inc. ......................... 48,030 2,277,102
Gentex Corp. ........................... 49,689 1,143,344
Lear Corp. ............................. 11,696 1,369,485
QuantumScape Corp. , Class A
(a)
............... 101,778 900,735
9,415,066
a
Automobiles  —  10 .8%
Ford Motor Co. .......................... 883,843 12,267,741
General Motors Co. ....................... 211,220 17,742,480
Harley-Davidson, Inc. ...................... 24,856 492,149
Lucid Group, Inc.
(a) (b)
....................... 28,716 317,886
Rivian Automotive, Inc. , Class A
(a)
.............. 178,024 2,625,854
Tesla, Inc.
(a)
............................. 283,977 122,226,540
Thor Industries, Inc. ....................... 11,394 1,274,647
156,947,297
a
Broadline Retail  —  15 .3%
Amazon.com, Inc.
(a)
....................... 850,584 203,544,751
Coupang, Inc. , Class A
(a)
.................... 296,199 5,971,372
Dillard's, Inc. , Class A
(b)
..................... 670 407,065
eBay, Inc. .............................. 102,286 9,330,529
Etsy, Inc.
(a)
............................. 22,299 1,180,955
Macy's, Inc. ............................ 60,461 1,210,429
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 13,913 1,534,743
223,179,844
a
Commercial Services & Supplies  —  1 .2%
Copart, Inc.
(a)
........................... 200,210 8,124,522
RB Global, Inc. .......................... 41,964 4,765,851
Rollins, Inc. ............................. 63,541 4,024,687
16,915,060
a
Consumer Staples Distribution & Retail  —  11 .0%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 29,556 2,732,157
Costco Wholesale Corp. .................... 69,208 65,072,822
Dollar General Corp. ...................... 49,721 7,131,483
Dollar Tree, Inc.
(a)
......................... 43,606 5,127,630
Target Corp. ............................ 102,901 10,852,968
Walmart, Inc. ............................ 574,930 68,497,160
159,414,220
a
Distributors  —  0 .6%
Genuine Parts Co. ........................ 31,405 4,364,981
LKQ Corp. ............................. 57,917 1,902,574
Pool Corp. ............................. 7,460 1,895,511
8,163,066
a
Diversified Consumer Services  —  0 .6%
Bright Horizons Family Solutions, Inc.
(a)
.......... 12,929 1,197,613
Duolingo, Inc. , Class A
(a)
.................... 8,541 1,145,007
Grand Canyon Education, Inc.
(a)
............... 6,231 1,083,197
H&R Block, Inc. .......................... 28,691 1,131,860
Liberty Live Holdings, Inc. , Class A
(a)
............ 4,442 357,315
Liberty Live Holdings, Inc. , Class C
(a)
............ 10,407 859,410
Service Corp. International .................. 30,880 2,483,678
8,258,080
a
Entertainment  —  12 .2%
Electronic Arts, Inc. ....................... 56,943 11,611,816
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 5,086 405,303
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 47,477 4,131,449
Live Nation Entertainment, Inc.
(a)
.............. 35,829 5,211,328
Security Shares Value
a
Entertainment (continued)
Madison Square Garden Sports Corp.
(a)
.......... 3,663 $ 1,038,644
Netflix, Inc.
(a)
............................ 654,974 54,683,779
ROBLOX Corp. , Class A
(a)
................... 140,419 9,233,953
Spotify Technology SA
(a)
.................... 34,837 17,430,693
Take-Two Interactive Software, Inc.
(a)
............ 41,253 9,088,036
TKO Group Holdings, Inc. , Class A ............. 15,550 3,150,119
Walt Disney Co. (The) ..................... 410,027 46,251,046
Warner Bros Discovery, Inc. , Series A
(a)
.......... 527,326 14,522,558
176,758,724
a
Ground Transportation  —  2 .7%
Avis Budget Group, Inc.
(a) (b)
.................. 3,780 434,662
Lyft, Inc. , Class A
(a)
........................ 86,995 1,467,606
Uber Technologies, Inc.
(a)
................... 455,831 36,489,271
U-Haul Holding Co.
(a) (b)
..................... 1,696 95,909
U-Haul Holding Co. , Series N , NVS ............. 23,000 1,180,130
39,667,578
a
Hotels, Restaurants & Leisure  —  18 .2%
Airbnb, Inc. , Class A
(a)
...................... 96,279 12,455,614
Aramark ............................... 58,937 2,268,485
Booking Holdings, Inc. ..................... 7,374 36,883,568
Boyd Gaming Corp. ....................... 12,459 1,053,284
Caesars Entertainment, Inc.
(a)
................ 45,852 949,136
Carnival Corp.
(a)
.......................... 244,708 7,346,134
Cava Group, Inc.
(a)
........................ 22,691 1,375,528
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 298,056 11,585,437
Choice Hotels International, Inc.
(b)
.............. 6,106 627,697
Churchill Downs, Inc. ...................... 14,976 1,473,039
Darden Restaurants, Inc. ................... 26,458 5,274,402
Domino's Pizza, Inc. ....................... 7,111 2,917,857
DraftKings, Inc. , Class A
(a)
................... 108,795 2,992,950
Dutch Bros, Inc. , Class A
(a)
.................. 26,671 1,450,636
Expedia Group, Inc. ....................... 26,525 7,024,881
Flutter Entertainment PLC , Class DI
(a)
........... 35,740 5,902,461
Hilton Worldwide Holdings, Inc. ............... 51,650 15,418,042
Hyatt Hotels Corp. , Class A .................. 9,138 1,428,909
Las Vegas Sands Corp. .................... 69,381 3,658,460
Marriott International, Inc. , Class A ............. 50,816 16,022,285
McDonald's Corp. ........................ 161,851 50,983,065
MGM Resorts International
(a)
................. 46,184 1,549,011
Norwegian Cruise Line Holdings Ltd.
(a)
........... 101,644 2,232,102
Penn Entertainment, Inc.
(a)
................... 32,676 419,560
Planet Fitness, Inc. , Class A
(a)
................ 18,939 1,724,207
Restaurant Brands International, Inc. ............ 73,241 4,906,415
Royal Caribbean Cruises Ltd. ................ 57,359 18,621,599
Starbucks Corp. .......................... 257,508 23,677,861
Texas Roadhouse, Inc. , Class A ............... 14,981 2,694,483
Travel + Leisure Co. ....................... 13,961 970,848
Vail Resorts, Inc. ......................... 7,798 1,037,680
Viking Holdings Ltd.
(a)
...................... 39,420 2,844,153
Wendy's Co. (The) ........................ 36,259 282,458
Wingstop, Inc. ........................... 6,305 1,673,536
Wyndham Hotels & Resorts, Inc. .............. 16,752 1,219,378
Wynn Resorts Ltd. ........................ 17,261 1,854,694
Yum! Brands, Inc. ........................ 63,119 9,815,005
264,614,860
a
Household Durables  —  2 .9%
DR Horton, Inc. .......................... 59,540 8,861,934
Garmin Ltd. ............................. 36,893 7,439,105
Lennar Corp. , Class A ...................... 46,441 5,078,323
Lennar Corp. , Class B ..................... 2,100 212,646
Newell Brands, Inc. ....................... 93,524 397,477
NVR, Inc.
(a)
............................. 624 4,764,696

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
PulteGroup, Inc. ......................... 43,976 $ 5,500,958
SharkNinja, Inc.
(a)
......................... 18,836 2,226,415
Somnigroup International, Inc. ................ 45,778 4,021,597
Toll Brothers, Inc. ......................... 21,698 3,135,144
Whirlpool Corp. .......................... 12,187 974,838
42,613,133
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 29,868 2,667,511
Mattel, Inc.
(a)
............................ 69,969 1,461,652
YETI Holdings, Inc.
(a)
...................... 18,339 838,276
4,967,439
a
Media  —  1 .6%
Fox Corp. , Class A , NVS .................... 46,723 3,400,500
Fox Corp. , Class B ........................ 33,919 2,224,069
New York Times Co. (The) , Class A ............. 36,268 2,658,807
News Corp. , Class A , NVS .................. 85,538 2,312,092
News Corp. , Class B
(b)
..................... 28,660 891,326
Nexstar Media Group, Inc. , Class A ............. 6,407 1,360,719
Omnicom Group, Inc. ...................... 72,483 5,584,090
Sirius XM Holdings, Inc. .................... 43,164 878,387
Trade Desk, Inc. (The) , Class A
(a)
.............. 101,026 3,064,119
Versant Media Group, Inc.
(a)
.................. 23,317 759,668
23,133,777
a
Passenger Airlines  —  1 .8%
Alaska Air Group, Inc.
(a)
..................... 26,125 1,327,934
American Airlines Group, Inc.
(a)
................ 147,363 1,959,928
Delta Air Lines, Inc. ....................... 147,665 9,729,647
Southwest Airlines Co. ..................... 104,302 4,956,431
United Airlines Holdings, Inc.
(a)
................ 73,694 7,540,370
25,514,310
a
Personal Care Products  —  0 .5%
Coty, Inc. , Class A
(a)
....................... 75,911 240,638
elf Beauty, Inc.
(a)
......................... 12,458 1,058,805
Estee Lauder Companies, Inc. (The) , Class A ...... 55,482 6,395,965
7,695,408
a
Specialty Retail  —  16 .7%
AutoNation, Inc.
(a)
......................... 6,023 1,234,595
AutoZone, Inc.
(a)
......................... 3,783 14,013,329
Bath & Body Works, Inc. .................... 46,646 1,016,883
Best Buy Co., Inc. ........................ 43,754 2,848,385
Burlington Stores, Inc.
(a)
.................... 14,223 4,208,017
CarMax, Inc.
(a)
........................... 33,182 1,477,926
Carvana Co. , Class A
(a)
..................... 30,615 12,279,983
Chewy, Inc. , Class A
(a)
..................... 49,438 1,439,140
Dick's Sporting Goods, Inc. .................. 14,322 2,893,044
Five Below, Inc.
(a)
......................... 12,173 2,332,834
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 24,212 1,597,024
GameStop Corp. , Class A
(a) (b)
................. 92,541 2,209,879
Gap, Inc. (The) .......................... 51,320 1,435,934
Home Depot, Inc. (The) .................... 167,555 62,764,427
Lithia Motors, Inc. , Class A .................. 5,403 1,747,546
Lowe's Companies, Inc. .................... 126,901 33,890,181
Murphy USA, Inc. ........................ 3,847 1,625,396
O'Reilly Automotive, Inc.
(a)
................... 190,735 18,770,231
Penske Automotive Group, Inc. ............... 4,157 651,776
RH
(a)
................................. 3,489 693,718
Ross Stores, Inc. ......................... 72,130 13,607,324
TJX Companies, Inc. (The) .................. 253,258 37,940,581
Tractor Supply Co. ........................ 120,353 6,123,561
Ulta Beauty, Inc.
(a)
........................ 10,223 6,617,961
Valvoline, Inc.
(a)
.......................... 28,899 945,575
Security Shares Value
a
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
.................... 22,175 $ 2,294,891
Williams-Sonoma, Inc. ..................... 26,806 5,485,848
242,145,989
a
Textiles, Apparel & Luxury Goods  —  2 .8%
Amer Sports, Inc.
(a)
........................ 33,925 1,242,673
Birkenstock Holding PLC
(a)
.................. 11,993 452,856
Columbia Sportswear Co. ................... 5,777 319,352
Crocs, Inc.
(a)
............................ 11,388 955,681
Deckers Outdoor Corp.
(a)
.................... 32,861 3,921,632
Lululemon Athletica, Inc.
(a)
................... 23,503 4,101,273
NIKE, Inc. , Class B ....................... 261,948 16,191,006
On Holding AG , Class A
(a)
................... 50,530 2,286,482
PVH Corp. ............................. 10,839 675,920
Ralph Lauren Corp. , Class A ................. 8,582 3,032,965
Tapestry, Inc. ............................ 46,827 5,942,815
Under Armour, Inc. , Class A
(a)
................. 42,167 260,171
Under Armour, Inc. , Class C , NVS
(a)
............ 41,074 249,319
VF Corp. .............................. 79,848 1,564,222
41,196,367
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 10,046 1,442,003
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,480,026,347 ) ............................... 1,452,042,221
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 6,507,992 6,511,246
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 1,753,619 1,753,619
a
Total Short-Term Securities — 0.5%
(Cost: $ 8,258,938 ) .................................. 8,264,865
Total Investments — 100.4%
(Cost: $ 1,488,285,285 ) ............................... 1,460,307,086
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (6,473,006)
Net Assets — 100.0% ................................. $ 1,453,834,080
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 74,280,572  $ —  $ (67,775,103)
(a)
$ 11,289  $ (5,512) $ 6,511,246  6,507,992  $ 362,432
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,184,126  569,493
(a)
—  —  —  1,753,619  1,753,619  63,908  —
$ —  $ 11,289  $ (5,512)
$ 8,264,865
$ 426,340  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index .............................................. 4 03/20/26 $ 984 $ (590)
E-Mini S&P Communication Services Select Sector Index .......................................... 2 03/20/26 315 7,560
$ 6,970

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,452,042,221  $ —  $ —  $ 1,452,042,221
Short-Term Securities
Money Market Funds ...................................... 8,264,865  —  —  8,264,865
$ 1,460,307,086  $ —  $ —  $ 1,460,307,086
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,560  $ —  $ —  $ 7,560
Liabilities
Equity Contracts ........................................... (590) —  —  (590)
$ 6,970  $ —  $ —  $ 6,970
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)